Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr. 10, 2017
Thornburg Investment Income Builder Fund | R3 R4 R5 R6
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Income Builder Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment goal is to provide a level of current income which exceeds the average yield on U.S. stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment goal is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 10, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42.81% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.81%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses in the table for Class R6 shares are estimated for the current fiscal year, before expense reimbursements.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The figures for Total Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been recalculated to add amounts for “Acquired Fund Fees and Expenses,” in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund’s investments in investment companies and other factors. Please see the disclosure under the caption “Explanation of Acquired Fund Fees and Expenses” for a further explanation.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Explanation of Acquired Fund Fees and Expenses [Text Block]	tit_ExplanationOfAcquiredFundFeesAndExpenses	Explanation of Acquired Fund Fees and Expenses.
		“Acquired Fund Fees and Expenses” shown in the Annual Fund Operating Expenses table are expenses incurred indirectly by other investment companies, such as business development companies, in which the Fund may hold shares. These operating expenses are similar to the expenses paid by other businesses owned by the Fund, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value. These expenses have no impact on the costs associated with Fund operations. Regulatory rules require that the Acquired Fund Fees and Expenses be added to the actual operating expenses of the Fund, and that the total be shown in the bottom line of the Annual Fund Operating Expenses table. Please see the expense figures shown in the Financial Highlights for the Fund, at pages 72–73, for a clearer picture of the Fund’s actual operating costs.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment goals by investing in a broad range of income producing securities, primarily including stocks and bonds, as described below. The Fund will under normal conditions invest at least 80% of its assets in income-producing securities, and at least 50% of its assets in common stocks.

The Fund may invest in any stock or other equity security which the investment advisor believes may assist the Fund in pursuing its investment goals (including smaller companies with market capitalization of less than $500 million and companies in developing countries), including preferred stock, publicly traded real estate investment trusts, other equity trusts and partnership interests. The Fund expects that equity investments in the Fund’s portfolio normally will be weighted in favor of companies which pay dividends or other current income.

The Fund may invest in debt obligations of any kind, including corporate bonds and other obligations, mortgage- and other asset-backed securities and government obligations. The Fund may purchase debt obligations of any maturity and of any credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics, such as convertible bonds.

The Fund may invest a significant portion of its assets in securities of issuers domiciled in or economically tied to countries outside the United States, including developing countries.

		The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or otherwise to respond to market conditions.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher-rated obligations to default, to ratings downgrades, and to liquidity risk.

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” above) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Real Estate Risk – The Fund’s investments in real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

		Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 41.
Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, the loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in Income Builder Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to a Blended Benchmark, comprised of 25% Bloomberg Barclays U.S. Aggregate Bond Index, which represents a broad measure of bond market performance, and 75% MSCI World Index, which represents a broad measure of equity market performance in developed markets. Class R6 shares were first offered to investors on April 10, 2017. The investment returns shown for Class R6 shares are the returns of Class R5 shares. Class R6 shares and Class R5 shares would have substantially similar investment performance because they represent investments in the same portfolio of securities, and the returns would differ only to the extent the classes have different levels of expenses. Because the expense ratio of Class R5 shares is higher than the expected expense ratio of Class R6 shares, returns for Class R6 shares would be higher. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2016. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in Income Builder Fund by showing how the Fund’s investment results vary from year to year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class R6 shares were first offered to investors on April 10, 2017.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to a Blended Benchmark, comprised of 25% Bloomberg Barclays U.S. Aggregate Bond Index, which represents a broad measure of bond market performance, and 75% MSCI World Index, which represents a broad measure of equity market performance in developed markets.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class R3 Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly results for time period shown: 23.35% (quarter ended 6-30-09). Lowest quarterly results for time period shown: -15.21% (quarter ended 12-31-08).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.
Thornburg Investment Income Builder Fund | R3 R4 R5 R6 | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.71%	[2]
1 Year	rr_ExpenseExampleYear01	$ 174
3 Years	rr_ExpenseExampleYear03	558
5 Years	rr_ExpenseExampleYear05	966
10 Years	rr_ExpenseExampleYear10	$ 2,109
2007	rr_AnnualReturn2007	17.85%
2008	rr_AnnualReturn2008	(34.76%)
2009	rr_AnnualReturn2009	36.42%
2010	rr_AnnualReturn2010	13.14%
2011	rr_AnnualReturn2011	0.14%
2012	rr_AnnualReturn2012	11.11%
2013	rr_AnnualReturn2013	16.09%
2014	rr_AnnualReturn2014	4.28%
2015	rr_AnnualReturn2015	(5.72%)
2016	rr_AnnualReturn2016	9.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.21%)
1 Year	rr_AverageAnnualReturnYear01	9.17%
5 Years	rr_AverageAnnualReturnYear05	6.72%
10 Years	rr_AverageAnnualReturnYear10	5.10%
Thornburg Investment Income Builder Fund | R3 R4 R5 R6 | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.61%	[2]
1 Year	rr_ExpenseExampleYear01	$ 164
3 Years	rr_ExpenseExampleYear03	525
5 Years	rr_ExpenseExampleYear05	910
10 Years	rr_ExpenseExampleYear10	$ 1,991
1 Year	rr_AverageAnnualReturnYear01	9.28%
5 Years	rr_AverageAnnualReturnYear05	6.83%
Since Inception	rr_AverageAnnualReturnSinceInception	4.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2008
Thornburg Investment Income Builder Fund | R3 R4 R5 R6 | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[2]
1 Year	rr_ExpenseExampleYear01	$ 122
3 Years	rr_ExpenseExampleYear03	398
5 Years	rr_ExpenseExampleYear05	695
10 Years	rr_ExpenseExampleYear10	$ 1,538
1 Year	rr_AverageAnnualReturnYear01	9.73%
5 Years	rr_AverageAnnualReturnYear05	7.25%
Since Inception	rr_AverageAnnualReturnSinceInception	5.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2007
Thornburg Investment Income Builder Fund | R3 R4 R5 R6 | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[2]
1 Year	rr_ExpenseExampleYear01	$ 103
3 Years	rr_ExpenseExampleYear03	332
5 Years	rr_ExpenseExampleYear05	580
10 Years	rr_ExpenseExampleYear10	$ 1,290
1 Year	rr_AverageAnnualReturnYear01	9.73%	[4]
5 Years	rr_AverageAnnualReturnYear05	7.25%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.54%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2007	[4]
Thornburg Investment Income Builder Fund | R3 R4 R5 R6 | Return After Taxes on Distributions | Class R3
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.48%
5 Years	rr_AverageAnnualReturnYear05	4.97%
10 Years	rr_AverageAnnualReturnYear10	3.18%
Thornburg Investment Income Builder Fund | R3 R4 R5 R6 | Return After Taxes on Distributions and Sale of Fund Shares | Class R3
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.15%
5 Years	rr_AverageAnnualReturnYear05	4.51%
10 Years	rr_AverageAnnualReturnYear10	3.17%
Thornburg Investment Income Builder Fund | R3 R4 R5 R6 | Blended Index (reflects no deduction for fees, expenses, or U.S. taxes) | Class R3
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.41%
5 Years	rr_AverageAnnualReturnYear05	8.45%
10 Years	rr_AverageAnnualReturnYear10	4.23%
Thornburg Investment Income Builder Fund | R3 R4 R5 R6 | Blended Index (reflects no deduction for fees, expenses, or U.S. taxes) | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.41%
5 Years	rr_AverageAnnualReturnYear05	8.45%
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2008
Thornburg Investment Income Builder Fund | R3 R4 R5 R6 | Blended Index (reflects no deduction for fees, expenses, or U.S. taxes) | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.41%
5 Years	rr_AverageAnnualReturnYear05	8.45%
Since Inception	rr_AverageAnnualReturnSinceInception	4.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2007
Thornburg Investment Income Builder Fund | R3 R4 R5 R6 | Blended Index (reflects no deduction for fees, expenses, or U.S. taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.41%	[4]
5 Years	rr_AverageAnnualReturnYear05	8.45%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.18%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2007	[4]

[1]	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, Class R5, and Class R6 expenses do not exceed 1.50% 1.40%, 0.99%, and 0.80% respectively, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg or TSC before April 10, 2018, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC may recoup amounts waived or reimbursed during the fiscal year if actual expenses fall below the expense cap during that year.
[2]	The figures for Total Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been recalculated to add amounts for “Acquired Fund Fees and Expenses,” in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund’s investments in investment companies and other factors. Please see the disclosure under the caption “Explanation of Acquired Fund Fees and Expenses” for a further explanation.
[3]	Other expenses in the table for Class R6 shares are estimated for the current fiscal year, before expense reimbursements.
[4]	Because Class R6 shares were not available before April 10, 2017, the returns shown are for Class R5 shares.